Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 153,252	$ 115,942	$ 77,739
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	50,398	52,261	50,069
(Increase) in carrying value of investments in associates and equity method	(1,028)	(1,137)	(980)
Share-based payments and settlements	8,410	14,423	7,913
Net realized / unrealized losses on other real estate owned	2,383	440	(277)
Net realized (gains) losses on available-for-sale investments	(4,186)	(1,546)	4,407
Provision for credit (recovery) losses	(5,837)	4,399	5,741
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(1,761)	(6,054)	1,417
(Increase) decrease in other assets	25,600	(6,694)	(10,483)
Increase (decrease) in accrued interest payable	82	(284)	(1,907)
Increase (decrease) in employee benefit plans and other liabilities	14,396	5,587	16,932
Cash provided by operating activities	241,709	178,195	155,539
Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	(29,956)	(148,813)	0
Net (increase) decrease in short-term investments	273,088	(127,708)	(28,358)
Net change in trading investments	(511)	314,986	96,086
Available-for-sale investments: proceeds from sale	213,047	60,548	238,756
Available-for-sale investments: proceeds from maturities and pay downs	524,971	576,892	435,827
Available-for-sale investments: purchases	(730,765)	(1,884,554)	(1,018,759)
Held-to-maturity investments: proceeds from maturities and pay downs	113,573	73,725	26,965
Held-to-maturity investments: purchases	(385,813)	(360,959)	(50,283)
Net (increase) decrease in loans to third parties	(130,107)	321,722	(36,876)
Additions to premises, equipment and computer software	(19,218)	(9,804)	(1,477)
Proceeds from sale of other real estate owned	2,689	5,528	11,238
Dividends received on investments in associates and equity method	412	441	1,032
Cash disbursed for business acquisitions	0	(21,778)	0
Cash provided by (used in) investing activities	(168,590)	(1,199,774)	(325,849)
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(621,105)	1,056,029	598,578
Proceeds from issuance of common shares, net of underwriting discounts and commissions	13	131,600	0
Cost of issuance of common shares	0	(5,458)	0
Proceeds from loans sold under agreement to repurchase	0	5,152	0
Cost of repurchase of loans under agreement to repurchase	0	(5,152)	0
Common shares repurchased	0	(1,633)	(130,822)
Preference shares repurchased	0	(212,121)	(211)
Warrant repurchased	0	(100)	0
Proceeds from stock option exercises	4,546	6,919	640
Cash dividends paid on common shares	(69,731)	(19,346)	(24,846)
Cash dividends paid on preference shares	0	(14,629)	(14,631)
Preference shares guarantee fee paid	0	(1,676)	(1,824)
Cash provided by (used in) financing activities	(686,277)	939,585	426,884
Net increase (decrease) in cash due from banks	(566,513)	(187,239)	225,579
Cash due from banks at beginning of year	2,101,651	2,288,890	2,063,311
Cash due from banks at end of year	1,535,138	2,101,651	2,288,890
Supplemental disclosure of cash flow information
Cash interest paid	15,968	16,165	21,408
Non-cash items
Transfer to other real estate owned	0	8,961	3,400
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	153,252	115,942	77,739
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	23,982	23,687	22,267
(Increase) in carrying value of investments in associates and equity method	(1,152)	(949)	(1,056)
Share-based payments and settlements	8,410	14,423	7,913
Equity in undistributed earnings of subsidiaries	(21,508)	(13,551)	(5,181)
Net realized / unrealized losses on other real estate owned	2,416	287	543
Net realized (gains) losses on available-for-sale investments	(4,241)	(1,222)	2,841
Provision for credit (recovery) losses	(4,618)	7,263	3,624
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	2,886	(1,163)	6,904
(Increase) decrease in other assets	12,167	(20,312)	2,650
Increase (decrease) in accrued interest payable	(519)	160	(1,909)
Increase (decrease) in employee benefit plans and other liabilities	22,282	10,388	480
Cash provided by operating activities	193,357	134,953	116,815
Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	(29,956)	(148,813)	0
Net (increase) decrease in short-term investments	338,426	(335,529)	(103,178)
Net change in trading investments	(511)	(146)	704
Available-for-sale investments: proceeds from sale	205,257	25,489	404,575
Available-for-sale investments: proceeds from maturities and pay downs	324,907	341,835	256,566
Available-for-sale investments: purchases	(595,526)	(1,332,836)	(473,834)
Held-to-maturity investments: proceeds from maturities and pay downs	59,424	38,430	10,077
Held-to-maturity investments: purchases	(199,145)	(124,325)	(276,723)
Net (increase) decrease in loans to third parties	(46,391)	177,823	(70,821)
Additions to premises, equipment and computer software	(14,777)	(5,700)	(4,239)
Proceeds from sale of other real estate owned	1,795	3,061	4,644
Dividends received on investments in associates and equity method	307	319	884
Injection of capital in subsidiary	(12,802)	(6,945)	(94)
Return of capital from a subsidiary	12,376	0	0
Cash disbursed for business acquisitions	0	(2,540)	0
Cash provided by (used in) investing activities	81,360	(1,354,097)	(252,143)
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(811,322)	1,696,948	457,836
Proceeds from issuance of common shares, net of underwriting discounts and commissions	13	131,600	0
Cost of issuance of common shares	0	(5,458)	0
Proceeds from loans sold under agreement to repurchase	0	5,152	0
Cost of repurchase of loans under agreement to repurchase	0	(5,152)	0
Common shares repurchased	0	(1,633)	(130,822)
Preference shares repurchased	0	(212,121)	(211)
Warrant repurchased	0	(100)	0
Proceeds from stock option exercises	4,546	6,919	640
Cash dividends paid on common shares	(69,731)	(19,346)	(24,846)
Cash dividends paid on preference shares	0	(14,629)	(14,631)
Preference shares guarantee fee paid	0	(1,676)	(1,824)
Cash provided by (used in) financing activities	(876,494)	1,580,504	286,142
Net increase (decrease) in cash due from banks	(601,777)	361,360	150,814
Cash due from banks at beginning of year	1,206,770	845,410	694,596
Cash due from banks at end of year	604,993	1,206,770	845,410
Supplemental disclosure of cash flow information
Cash interest paid	9,447	11,660	10,907
Non-cash items
Transfer to other real estate owned	0	8,961	3,326
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	40,689	10,608	(2,761)
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ (2,713)	$ 5,172	$ 2,057